Schedule of Long-lived Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 530	$ 742
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	276	236
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	206	390
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 48	$ 116